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                             RULE 24f-2 NOTICE
                                    FOR
                       SHORT-TERM INVESTMENTS TRUST


Reg. No.  2-58287                                  Dated:  October 18, 1995


    The fiscal year for which this Notice is being filed ended August 31, 1995.

    There were 5,491,233,460 shares registered during such fiscal year pursuant to Section 270.24e-2. There were no shares which had been registered under the Securities Act of 1933 pursuant to Section 270.24e-2 which remained unsold at the beginning of such fiscal year.

    There were 19,070,104,193 shares sold during such fiscal year. Of those shares sold, 18,861,124,708 shares were sold during this fiscal year in reliance upon registration pursuant to Section 270.24f-2 and 208,979,485 shares were sold in reliance upon registration pursuant to Section 270.24e-2. The aggregate sale price of all shares was $19,070,104,193. There were 18,861,124,708 shares repurchased or redeemed during such fiscal year. The aggregate redemption price of these shares was $18,861,124,708.

    Calculation of the required fee is as follows (pursuant to Section 6(b) of the Securities Act of 1933):

     $ 19,070,104,193      Aggregate sale price of shares sold during fiscal
                           year

     $(18,861,124,708)     Aggregate redemption price of shares repurchased or
                           redeemed during fiscal year

     $    208,979,485      Aggregate sale price of shares sold pursuant to
     ----------------      definite  registration

     $        0            DIVIDED BY 2900
     ----------------

     $        0            Total fee due with this Notice
     ================


     No redeemed or repurchased shares have been previously applied by the issuer pursuant to Section 270.24e-2(a) in filings made pursuant to Section 270.24e-1 of the Investment Company Act for such period.

     This Rule 24f-2 Notice is accompanied by the required opinion of counsel furnished by Ballard Spahr Andrews & Ingersoll, legal counsel to the issuer.

                              /s/ DANA R. SUTTON
                              --------------------------------------
                              Dana R. Sutton
                              Vice President and Assistant Treasurer